STOCK OPTIONS (Details) - 12 months ended Feb. 28, 2015 - USD ($)	Total
Options Outstanding
Outstanding at Beginning of Period	2,680,000
Forfeited, cancelled and expired	(615,000)
Issued	745,000
Outstanding and expected to vest at End of Period	2,810,000
Exercisable at End of period	1,742,000
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 1.70
Forfeited, cancelled and expired	1.56
Issued	1.15
Outstanding and expected to vest at End of Period	1.58
Exercisable at End of period	$ 1.78
Outstanding at Beginning of Period
Forfeited, cancelled and expired
Issued
Outstanding and expected to vest at End of Period	$ 20,670
Exercisable at End of period	$ 17,790
Weighted Average Remaining Contractual Term
Outstanding and expected to vest at End of Period	8 years 3 months 16 days
Exercisable at End of period	7 years 7 months 24 days